FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS

MARCH 31, 2008

CONTENTS

Statement of Investments .................................... 3
Notes to Statement of Investments ........................... 6

                     [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series

                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                  COUNTRY       SHARES       VALUE
                                               -------------   -------   --------------
        COMMON STOCKS 96.3%
        CONSUMER DISCRETIONARY 9.5%
        Best Buy Co. Inc. ...................  United States   220,900   $    9,158,514
        Carnival Corp. ......................  United States   541,900       21,936,112
        Harley-Davidson Inc. ................  United States   452,000       16,950,000
        International Game Technology .......  United States   548,329       22,048,309
        Lowe's Cos. Inc. ....................  United States   668,700       15,339,978
        Starwood Hotels & Resorts Worldwide
        Inc. ................................  United States   204,600       10,588,050
        Target Corp. ........................  United States   304,800       15,447,264
        The Walt Disney Co. .................  United States   557,290       17,487,760
                                                                         --------------
                                                                            128,955,987
                                                                         --------------

        CONSUMER STAPLES 7.3%
        Bunge Ltd. ..........................  United States   139,600       12,128,448
        CVS Caremark Corp. ..................  United States   569,000       23,050,190
(a)     Hansen Natural Corp. ................  United States   477,200       16,845,160
        PepsiCo Inc. ........................  United States   293,600       21,197,920
        The Procter & Gamble Co. ............  United States   353,200       24,748,724
                                                                         --------------
                                                                             97,970,442
                                                                         --------------

        ENERGY 7.2%
        ConocoPhillips ......................  United States   133,200       10,151,172
        Devon Energy Corp. ..................  United States   184,300       19,228,019
        Halliburton Co. .....................  United States   442,900       17,419,257
(a)     National-Oilwell Varco Inc. .........  United States   195,100       11,389,938
        Occidental Petroleum Corp. ..........  United States   116,900        8,553,573
        Peabody Energy Corp. ................  United States   212,500       10,837,500
(a),(b) Petroplus Holdings AG, 144A .........   Switzerland    156,900        9,650,282
        Schlumberger Ltd. ...................  United States   122,300       10,640,100
                                                                         --------------
                                                                             97,869,841
                                                                         --------------

        FINANCIALS 8.4%
        AFLAC Inc. ..........................  United States   351,000       22,797,450
        American Express Co. ................  United States   373,400       16,325,048
(a)     Berkshire Hathaway Inc., A ..........  United States       184       24,545,600
        BlackRock Inc. ......................  United States   111,800       22,827,324
        Brown & Brown Inc. ..................  United States   373,100        6,484,478
        iStar Financial Inc. ................  United States   266,800        3,743,204
        Wells Fargo & Co. ...................  United States   574,600       16,720,860
                                                                         --------------
                                                                            113,443,964
                                                                         --------------

        HEALTH CARE 14.1%
(a)     Celgene Corp. .......................  United States   384,300       23,553,747
        Covidien Ltd. .......................  United States   236,200       10,451,850
(a)     Genentech Inc. ......................  United States   205,600       16,690,608
(a)     Gilead Sciences Inc. ................  United States   342,700       17,659,331
        Johnson & Johnson ...................  United States   442,010       28,673,189
        Roche Holding AG, ADR ...............   Switzerland    445,200       42,060,270
        Schering-Plough Corp. ...............  United States   782,700       11,278,707
        Teva Pharmaceutical Industries Ltd.,
        ADR..................................      Israel      332,500       15,358,175

                        Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

                                                    COUNTRY      SHARES        VALUE
                                                 -------------  --------   -------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE (CONTINUED)
(a) Varian Medical Systems Inc. ..............   United States   285,200   $  13,358,768
(a) WellPoint Inc. ...........................   United States   244,100      10,772,133
                                                                           -------------
                                                                             189,856,778
                                                                           -------------

    INDUSTRIALS 12.5%
    3M Co. ...................................   United States   356,800      28,240,720
    ABB Ltd., ADR ............................    Switzerland    586,100      15,777,812
    The Boeing Co. ...........................   United States   177,900      13,230,423
    C.H. Robinson Worldwide Inc. .............   United States   267,300      14,541,120
    Danaher Corp. ............................   United States   364,700      27,728,141
    Expeditors International of Washington
    Inc. .....................................   United States   324,200      14,647,356
    FedEx Corp. ..............................   United States   168,000      15,568,560
    Precision Castparts Corp. ................   United States    92,000       9,391,360
    United Technologies Corp. ................   United States   427,100      29,393,022
                                                                           -------------
                                                                             168,518,514
                                                                           -------------

    INFORMATION TECHNOLOGY 25.4%
(a) Activision Inc. ..........................   United States   211,100       5,765,141
(a) Adobe Systems Inc. .......................   United States   491,700      17,499,603
(a) Agilent Technologies Inc. ................   United States   861,500      25,698,545
(a) Apple Inc. ...............................   United States    35,300       5,065,550
(a) Cisco Systems Inc. .......................   United States 1,387,300      33,420,057
(a) Dell Inc. ................................   United States   820,200      16,338,384
(a) FLIR Systems Inc. ........................   United States   327,800       9,863,502
(a) Google Inc., A ...........................   United States    30,800      13,566,476
    Harris Corp. .............................   United States   394,800      19,159,644
    Intel Corp. ..............................   United States   913,200      19,341,576
(a) Juniper Networks Inc. ....................   United States   490,000      12,250,000
    KLA-Tencor Corp. .........................   United States   325,600      12,079,760
    MasterCard Inc., A .......................   United States    47,500      10,592,025
    Microsoft Corp. ..........................   United States   917,500      26,038,650
    Nokia Corp., ADR .........................      Finland      650,100      20,692,683
    Paychex Inc. .............................   United States   539,900      18,496,974
    QUALCOMM Inc. ............................   United States   695,900      28,531,900
(a) Research In Motion Ltd. ..................      Canada       121,000      13,579,830
(a) VeriFone Holdings Inc. ...................   United States   375,600       5,960,772
(a) Visa Inc., A .............................   United States   457,900      28,554,644
                                                                           -------------
                                                                             342,495,716
                                                                           -------------

    MATERIALS 2.2%
    Cemex SAB de CV, CPO, ADR ................      Mexico       802,516      20,961,718
    Goldcorp Inc. ............................      Canada       237,100       9,187,625
                                                                           -------------
                                                                              30,149,343
                                                                           -------------

    TELECOMMUNICATION SERVICES 6.1%
    America Movil SAB de CV, L, ADR ..........      Mexico       422,900      26,934,501
(a) American Tower Corp., A ..................   United States   737,900      28,933,059
(a) MetroPCS Communications Inc. .............   United States   442,900       7,529,300
    Rogers Communications Inc., B ............      Canada       515,000      18,524,747
                                                                           -------------
                                                                              81,921,607
                                                                           -------------

                     4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

                                                                             COUNTRY         SHARES         VALUE
                                                                          --------------   ---------  ----------------
   COMMON STOCKS (CONTINUED)
   UTILITIES 3.6%
   International Power PLC  . ..........................................  United Kingdom   3,588,400  $     28,342,294
   Public Service Enterprise Group Inc. ................................  United States      496,400        19,950,316
                                                                                                      ----------------
                                                                                                            48,292,610
                                                                                                      ----------------
   TOTAL COMMON STOCKS (COST $ 1,099,053,077) ..........................                                 1,299,474,802
                                                                                                      ----------------

    SHORT TERM INVESTMENT (COST $49,956,442) 3.7%
    MONEY MARKET FUND 3.7%
(c) Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 2.50% ...................................................  United States   49,956,442        49,956,442
                                                                                                      ----------------
    TOTAL INVESTMENTS (COST $1,149,009,519) 100.0% .....................                                 1,349,431,244
    OTHER ASSETS, LESS LIABILITIES 0.0% (d) ............................                                       573,946
                                                                                                      ----------------
    NET ASSETS 100.0% ..................................................                              $  1,350,005,190
                                                                                                      ================

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation

(a) Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the value of this security was $9,650,282, representing 0.71% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) Rounds to less than 0.1% of net assets.

 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Capital Growth Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company.


2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

                     6 | Quarterly Statement of Investments

Franklin Capital Growth Fund

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................  $  1,152,465,786
                                             ================

Unrealized appreciation ...................  $    270,400,595
Unrealized depreciation ...................       (73,435,137)
                                             ----------------
Net unrealized appreciation
(depreciation).............................  $    196,965,458
                                             ================

4. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                     Quarterly Statement of Investments | 7


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPTIAL GROWTH FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2008



                                Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CAPITAL GROWTH FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CAPITAL GROWTH FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer